Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of comprehensive income [abstract]
Net loss	$ (54,237)	$ (105,452)
Other comprehensive income (loss) to be reclassified to net income (loss) in subsequent periods:
Exchange differences on translation of foreign operations	(5,318)	624
Net change in cash flow hedges	(18,954)	38,428
Net other comprehensive (loss) income to be reclassified to net income (loss) in subsequent periods	(24,272)	39,052
Other comprehensive (loss) income, net of tax	(24,272)	39,052
Total comprehensive loss	(78,509)	(66,400)
Total comprehensive loss attributable to Viking Holdings Ltd	(78,652)	(66,422)
Total comprehensive income attributable to non-controlling interests	$ 143	$ 22